Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands						3 Months Ended	12 Months Ended
	Sep. 18, 2017	May 10, 2017	Feb. 28, 2017	Feb. 17, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests							$ 47,770	$ 29,284
Net loss attributable to redeemable non-controlling interest							(10,356)	(3,769)
Non-controlling interests					$ 418,826		602,636	418,826
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests							(2,438)	(1,424)
Non-controlling interests					782		856	782
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests							39,850	26,941
Net loss attributable to redeemable non-controlling interest							(10,358)	(3,767)
Non-controlling interests					418,044		601,780	$ 418,044
Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount							$ 42,750
Tax Investor | Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount	$ 59,000
Tax Investor | Bakersfield II Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount			$ 9,800
Tax Investor | Deerfield Wind Project | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount		$ 166,595
Tax Investor | Luning Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount				$ 31,212	$ 7,826
Subsequent Event
Noncontrolling Interest [Line Items]
Accelerated Income						$ 55,900